Note 5 - Fair Value Measurements and Financial Instruments - Valuation Assumptions (Details) - Fair Value, Inputs, Level 3 [Member]		Jun. 30, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Series 2023 PIK Note Derivative Liability [Member]
Market price and estimated fair value of stock (in dollars per share)		$ 0.17	$ 0.05	$ 0.12
Series 2023 PIK Note Derivative Liability [Member] | Measurement Input, Exercise Price [Member]
Measurment input	[1]	0.59	0.59
Series 2023 PIK Note Derivative Liability [Member] | Measurement Input, Expected Term [Member]
Measurment input		5.08	5.58
Series 2023 PIK Note Derivative Liability [Member] | Measurement Input, Expected Dividend Rate [Member]
Measurment input		0	0
Series 2023 PIK Note Derivative Liability [Member] | Measurement Input, Price Volatility [Member]
Measurment input		1.304	1.153
Series 2023 PIK Note Derivative Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurment input		0.0273	0.0224
Series A PIK Note Derivative Liability [Member]
Market price and estimated fair value of stock (in dollars per share)		$ 0.17	$ 0.05	$ 0.12
Series A PIK Note Derivative Liability [Member] | Measurement Input, Exercise Price [Member]
Measurment input	[2]	0.4	0.4
Series A PIK Note Derivative Liability [Member] | Measurement Input, Expected Term [Member]
Measurment input		5.09	5.58
Series A PIK Note Derivative Liability [Member] | Measurement Input, Expected Dividend Rate [Member]
Measurment input		0	0
Series A PIK Note Derivative Liability [Member] | Measurement Input, Price Volatility [Member]
Measurment input		1.304	1.153
Series A PIK Note Derivative Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurment input		0.0273	0.0224

[1]	Exercise price is reflective of amended Series A Notes issued in December 2017 as discussed in Note 8.
[2]	Exercise price is reflective of amended Series A Notes issued in December 2017 as discussed in Note 7.